INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORIES
Schedule of inventories

	December 31	December 31
	2021	2020
Ore in stockpiles	$524	$2,317
Concentrate	80	231
Materials and supplies	1,472	1,695

Total inventories	$2,076	$4,243